Bonds - Rollforwards of Bonds (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Balances as of January 1	S/ 967,714
Balances as of December 31	947,567	S/ 967,714
Less : non current portion	(36,655)	(46,091)
Long term - bonds	910,912	921,623
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balances as of January 1	363,684	186,223
Additions		179,977
Transaction cost applied to additions		(1,099)
Amortization	(20,010)	(3,369)
Transaction cost applied to amortization	195	265
Accrued interest	2,789	3,332
Capitalized interest	26,014	22,002
Interest paid	(28,567)	(23,382)
Transaction cost applied to paid interest	(195)	(265)
Balances as of December 31	343,910	363,684
Less : non current portion	(24,361)	(25,541)
Long term - bonds	S/ 319,549	S/ 338,143